LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
SCHEDULE OF ASSETS AND LIABILITIES

ROU assets and liabilities consist of the following:

	September 30, 2022	December 31, 2021
ROU assets	$3,326,239	$3,620,523

Current portion of lease liabilities	$2,729,185	$1,715,726
Long term lease liabilities, net of current portion	692,595	2,030,722
Total lease liabilities	$3,421,780	$3,746,448

ROU assets and liabilities consist of the following:

	December 31, 2021	December 31, 2020
ROU assets	$3,620,523	$-

Current portion of lease liabilities	$1,715,726	$-
Long term lease liabilities, net of current portion	2,030,722	-
Total lease liabilities	$3,746,498	$-

SCHEDULE OF NON CANCELABLE OPERATING LEASES AND OTHER OBLIGATIONS

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at September 30, 2022 were as follows:

Year ended December 31,
2022 (remaining)	$671,661
2023	2,740,776
2024	78,221
2025	68,295
2026	50,476
2027	14,448
Total Minimum Lease Payments	$3,623,877
Less: Imputed Interest	$(202,097)
Present Value of Lease Payments	$3,421,780
Less: Current Portion	$(2,729,185)
Long Term Portion	$692,595

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at December 31, 2021 were as follows:

Year ended December 31,
2022	$2,030,772
2023	2,090,820
2024	31,850
2025	20,550
2026	1,300
Total Minimum Lease Payments	$4,175,292
Less: Imputed Interest	$(428,794)
Present Value of Lease Payments	$3,746,498
Less: Current Portion	$(1,715,726)
Long Term Portion	$2,030,722